Guarantor and Non-Guarantor Financial Statements (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	$ 245,857	$ 261,631
Cost of sales	198,625	194,634
Gross profit	47,232	66,997
Operating expenses
Selling and warehousing	(18,080)	(17,598)
General and administrative	(15,725)	(15,708)
Amortization of acquired intangible assets	(5,544)	(5,526)
Restructuring costs, net (Note 2)	(320)	4
Antitrust litigation costs (Note 10)	(24)	(530)
Operating income (loss)	7,539	27,639
Other expense
Interest expense, net (Note 9)	(13,455)	(13,868)
Miscellaneous, net	(1,331)	(1,524)
Income (loss) before income taxes	(7,247)	12,247
Income tax (expense) benefit	2,190	(5,394)
Net income (loss) before equity in earnings of subsidiaries	(5,057)	6,853
Net income (loss)	(5,057)	6,853
Comprehensive income (loss)	(4,560)	25,022
Eliminations [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	(27,988)	(29,753)
Cost of sales	(27,988)	(29,753)
Other expense
Equity in earnings of subsidiaries	1,764	(22,540)
Net income (loss)	1,764	(22,540)
Comprehensive income (loss)	(3,955)	(81,211)
Parent Guarantor UCI Holdings Limited [Member]
Operating expenses
General and administrative		(8)
Operating income (loss)		(8)
Other expense
Miscellaneous, net	1
Income (loss) before income taxes	1	(8)
Net income (loss) before equity in earnings of subsidiaries	1	(8)
Equity in earnings of subsidiaries	(5,058)	6,861
Net income (loss)	(5,057)	6,853
Comprehensive income (loss)	300	44,624
Issuer UCI International [Member]
Operating expenses
General and administrative	(5,002)	(3,171)
Operating income (loss)	(5,002)	(3,171)
Other expense
Interest expense, net (Note 9)	(13,482)	(13,838)
Intercompany interest	5,568	5,568
Income (loss) before income taxes	(12,916)	(11,441)
Income tax (expense) benefit	4,711	4,010
Net income (loss) before equity in earnings of subsidiaries	(8,205)	(7,431)
Equity in earnings of subsidiaries	3,147	14,292
Net income (loss)	(5,058)	6,861
Comprehensive income (loss)	(4,561)	25,030
Guarantor Subsidiaries [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	232,453	249,734
Cost of sales	189,415	187,979
Gross profit	43,038	61,755
Operating expenses
Selling and warehousing	(16,509)	(15,775)
General and administrative	(9,335)	(11,478)
Amortization of acquired intangible assets	(5,310)	(5,295)
Restructuring costs, net (Note 2)	(44)	(406)
Antitrust litigation costs (Note 10)	(24)	(530)
Operating income (loss)	11,816	28,271
Other expense
Interest expense, net (Note 9)	(4)	(16)
Intercompany interest	(5,489)	(5,479)
Miscellaneous, net	(1,328)	(1,524)
Income (loss) before income taxes	4,995	21,252
Income tax (expense) benefit	(1,995)	(8,347)
Net income (loss) before equity in earnings of subsidiaries	3,000	12,905
Equity in earnings of subsidiaries	147	1,387
Net income (loss)	3,147	14,292
Comprehensive income (loss)	3,644	32,461
Non-Guarantor Subsidiaries [Member]
Condensed Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net sales	41,392	41,650
Cost of sales	37,198	36,408
Gross profit	4,194	5,242
Operating expenses
Selling and warehousing	(1,571)	(1,823)
General and administrative	(1,388)	(1,051)
Amortization of acquired intangible assets	(234)	(231)
Restructuring costs, net (Note 2)	(276)	410
Operating income (loss)	725	2,547
Other expense
Interest expense, net (Note 9)	31	(14)
Intercompany interest	(79)	(89)
Miscellaneous, net	(4)
Income (loss) before income taxes	673	2,444
Income tax (expense) benefit	(526)	(1,057)
Net income (loss) before equity in earnings of subsidiaries	147	1,387
Net income (loss)	147	1,387
Comprehensive income (loss)	$ 12	$ 4,118